Note 6 - Warehouse Fund Assets	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Real Estate Disclosure [Text Block]
6.	Warehouse fund assets

During 2025, the Company divested two real estate asset portfolios in Europe and one real estate asset portfolio in the US which were held at December 31, 2024. There was no significant impact on net earnings related to warehouse fund assets in 2025, or 2024.

The following table summarizes the warehouse fund assets:

	As at December 31,
	2025	2024
Warehouse fund assets
Warehouse fund assets	$56,050	$110,779
Warehouse fund assets - non-current	73,785	94,334
Total warehouse fund assets	$129,835	$205,113
Liabilities related to warehouse fund assets
Liabilities related to warehouse fund assets	$33,679	$86,344
Liabilities related to warehouse fund assets - non-current	48,782	14,103
Total liabilities related to warehouse fund assets	$82,461	$100,447
Net warehouse fund assets	$47,374	$104,666